TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES

11	TRADE AND OTHER PAYABLES

	2024	2023
	USD	USD
Trade payables	1,841,297	2,350,888
Other payables	778,114	978,536
Accruals	796,858	1,008,768
Total	3,416,269	4,338,192

Other payables and accruals consist mainly of staff salaries, audit fees and other costs of non-trade nature.